Acquisition of ACP Advanced Circuit Pursuit AG - Disclosure of detailed information about business combination (Details) - ACP Advanced Circuit Pursuit AG (ACP) - USD ($) $ in Thousands		6 Months Ended
	Jan. 16, 2025	Jun. 30, 2025	Dec. 31, 2025
Non-current assets:
Property, plant and equipment	$ 862
Intangible assets	1,909
Deposits and other receivables	34
Total non-current assets	2,805
Current assets:
Inventories	92
Prepaid expenses	129
Other receivables	32
Research tax credit receivable	120
Cash and cash equivalents	268
Total current assets	641
Total assets	3,446
Non-current liabilities:
Government research financing	225
Provisions	593
Total non-current liabilities	818
Current liabilities:
Trade payables	43
Government loan	194
Government research financing	60
Contract liabilities	2,047
Other current liabilities and provisions	310
Total current liabilities	2,654
Total Liabilities	3,472
Total identifiable net assets at fair value	(26)
Goodwill arising on acquisition	3,676
Purchase consideration transferred	3,650
Analysis of cash flows on acquisition:
Net cash acquired	268
Cash paid to investors	(2,709)	$ (2,709)
Provision of earn-out	(566)		$ (984)
Provision for payment to escrow	(375)
Cash Flows From Business Acquisition	$ (3,382)